Expected Credit Losses on Financial Assets and Reconciliation of carrying amount	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount	Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
a)    Reconciliation of carrying amount of Financial Assets
It is presented below the reconciliation by stage of gross carrying amount of Financial assets through other comprehensive income and Financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three-stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Closing balance December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	32,339,904	2,810,695	—	—	—	—	35,150,599
Financial assets amortized cost
Securities	2,241,304	7,033,723	—	—	—	—	9,275,027
Securities purchased under agreements to resell	8,897,100	(1,290,599)	—	—	—	—	7,606,501
Loans and credit card operations	12,153,549	9,522,224	(945,055)	(12,373)	449,698	5	21,168,048
Total on-balance exposures	55,631,857	18,076,043	(945,055)	(12,373)	449,698	5	73,200,175
Off-balance exposures (credit card limits)	1,307,986	3,639,893	(241,705)	—	53,124	—	4,759,298
Total exposures	56,939,843	21,715,936	(1,186,760)	(12,373)	502,822	5	77,959,473

Stage 2	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Closing balance December 31, 2022

Financial assets amortized cost
Loans and credit card operations	686,994	(102,544)	(449,698)	(6,642)	945,055	5	1,073,170
Total on-balance exposures	686,994	(102,544)	(449,698)	(6,642)	945,055	5	1,073,170
Off-balance exposures (credit card limits)	59,408	7,548	(53,125)	—	241,705	3	255,539
Total exposures	746,402	(94,996)	(502,823)	(6,642)	1,186,760	8	1,328,709

Stage 3	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Closing balance December 31, 2022

Financial assets amortized cost
Loans and credit card operations	3,494	(3,180)	(5)	(5)	12,373	6,642	19,319
Total on-balance exposures	3,494	(3,180)	(5)	(5)	12,373	6,642	19,319
Off-balance exposures (credit card limits)	5	(2)	—	(3)	—	—	—
Total exposures	3,499	(3,182)	(5)	(8)	12,373	6,642	19,319

Consolidated Stages	Balance at December 31, 2021	Derecognition	Purchases / (Settlements)	Closing balance December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	32,339,904	—	2,810,695	35,150,599
Financial assets amortized cost
Securities	2,241,304	—	7,033,723	9,275,027
Securities purchased under agreements to resell	8,897,100	—	(1,290,599)	7,606,501
Loans and credit card operations	12,844,037	—	9,416,500	22,260,537
Total on-balance exposures	56,322,345	—	17,970,319	74,292,664
Off-balance exposures (credit card limits)	1,367,399	—	3,647,438	5,014,837
Total exposures	57,689,744	—	21,617,757	79,307,501

Stage 1	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Closing balance December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	19,047,899	13,292,005	—	—	—	—	32,339,904
Financial assets amortized cost
Securities	1,829,791	411,513	—	—	—	—	2,241,304
Securities purchased under agreements to resell	6,627,779	2,269,321	—	—	—	—	8,897,100
Loans and credit card operations	3,599,808	9,013,279	(667,692)	(3,494)	211,648	—	12,153,549
Total on-balance exposures	31,105,277	24,986,118	(667,692)	(3,494)	211,648	—	55,631,857
Off-balance exposures (credit card limits)	—	1,334,467	(59,408)	(5)	32,932	—	1,307,986
Total exposures	31,105,277	26,320,585	(727,100)	(3,499)	244,580	—	56,939,843

Stage 2	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Closing balance December 31, 2021

Financial assets amortized cost
Loans and credit card operations	325,621	(94,671)	(211,648)	—	667,692	—	686,994
Total on-balance exposures	325,621	(94,671)	(211,648)	—	667,692	—	686,994
Off-balance exposures (credit card limits)	35,810	(2,878)	(32,932)	—	59,408	—	59,408
Total exposures	361,431	(97,549)	(244,580)	—	727,100	—	746,402

Stage 3	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Closing balance December 31, 2021

Financial assets amortized cost
Loans and credit card operations	—	—	—	—	3,494	—	3,494
Total on-balance exposures	—	—	—	—	3,494	—	3,494
Off-balance exposures (credit card limits)	—	—	—	—	5	—	5
Total exposures	—	—	—	—	3,499	—	3,499

Consolidated Stages	Balance at December 31, 2020	Derecognition	Purchases / (Settlements)	Closing balance December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	19,047,899	—	13,292,005	32,339,904
Financial assets amortized cost
Securities	1,829,791	—	411,513	2,241,304
Securities purchased under agreements to resell	6,627,779	—	2,269,321	8,897,100
Loans and credit card operations	3,925,429	—	8,918,608	12,844,037
Total on-balance exposures	31,430,898	—	24,891,447	56,322,345
Off-balance exposures (credit card limits)	35,810	—	1,331,589	1,367,399
Total exposures	31,466,708	—	26,223,036	57,689,744

The following table presents the gross carrying amount of Financial assets measured at amortized cost that have their ECLs measured using the simplified approach:

Operations	2022	2021

Financial assets amortized cost
Securities trading and intermediation	3,376,179	1,487,639
Accounts Receivable	632,673	475,617
Other financial assets	3,568,298	511,181
Total	7,577,150	2,474,437
b)    Expected credit loss
The table below presents the changes in ECLs, measured according to the three stage model, for assets classified as Financial assets through other comprehensive income and Financial assets measured at amortized cost in the period ended December 31, 2022 and December 31, 2021, segregated by stages:

Stage 1	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	ECL at December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	7,527	550	—	—	—	—	8,077
Financial assets amortized cost
Securities	2,497	427	—	—	—	—	2,924
Securities purchased under agreements to resell	2,569	112	—	—	—	—	2,681
Loans and credit card operations	13,957	21,827	(6,940)	(8,624)	1,092	—	21,312
Total on-balance exposures	26,550	22,916	(6,940)	(8,624)	1,092	—	34,994
Off-balance exposures (credit card limits)	726	5,413	(1,394)	—	55	—	4,800
Other off-balance exposures	—	15,214	—	—	—	—	15,214
Total exposures	27,276	43,543	(8,334)	(8,624)	1,147	—	55,008

Stage 2	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2022

Financial assets amortized cost
Loans and credit card operations	7,242	(127)	(1,091)	(5,308)	6,940	—	7,656
Total on-balance exposures	7,242	(127)	(1,091)	(5,308)	6,940	—	7,656
Off-balance exposures (credit card limits)	288	(198)	(56)	—	1,394	—	1,428
Total exposures	7,530	(325)	(1,147)	(5,308)	8,334	—	9,084

Stage 3	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2022

Financial assets amortized cost
Loans and credit card operations	2,197	(1,948)	—	—	8,624	5,308	14,181
Total on-balance exposures	2,197	(1,948)	—	—	8,624	5,308	14,181
Total exposures	2,197	(1,948)	—	—	8,624	5,308	14,181

Consolidated Stages	ECL at December 31, 2021	Increase / (Reversal)	ECL at December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	7,527	550	8,077
Financial assets amortized cost
Securities	2,497	427	2,924
Securities purchased under agreements to resell	2,569	112	2,681
Loans and credit card operations	23,396	19,753	43,149
Total on-balance exposures	35,989	20,842	56,831
Off-balance exposures (credit card limits)	1,014	5,214	6,228
Other off-balance exposures	—	15,214	15,214
Total exposures	37,003	41,270	78,273

Stage 1	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	ECL at December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	8,855	(1,328)	—	—	—	—	7,527
Financial assets amortized cost
Securities	1,087	1,410	—	—	—	—	2,497
Securities purchased under agreements to resell	370	2,199	—	—	—	—	2,569
Loans and credit card operations	5,648	17,207	(6,926)	(2,197)	225	—	13,957
Total on-balance exposures	15,960	19,488	(6,926)	(2,197)	225	—	26,550
Off-balance exposures (credit card limits)	—	1,014	(288)	—	—	—	726
Total exposures	15,960	20,502	(7,214)	(2,197)	225	—	27,276

Stage 2	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2021

Financial assets amortized cost
Loans and credit card operations	1,453	(912)	(225)	—	6,926	—	7,242
Total on-balance exposures	1,453	(912)	(225)	—	6,926	—	7,242
Off-balance exposures (credit card limits)	—	—	—	—	288	—	288
Total exposures	1,453	(912)	(225)	—	7,214	—	7,530

Stage 3	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2021

Financial assets amortized cost
Loans and credit card operations	—	—	—	—	2,197	—	2,197
Total on-balance exposures	—	—	—	—	2,197	—	2,197
Total exposures	—	—	—	—	2,197	—	2,197

Consolidated Stages	ECL at December 31, 2020	Derecognition	Increase / (Reversal)	ECL at December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	8,855	—	(1,328)	7,527
Financial assets amortized cost
Securities	1,087	—	1,410	2,497
Securities purchased under agreements to resell	370	—	2,199	2,569
Loans and credit card operations	7,101	—	16,295	23,396
Total on-balance exposures	17,413	—	18,576	35,989
Off-balance exposures (credit card limits)	—	—	1,014	1,014
Total exposures	17,413	—	19,590	37,003
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2022 and December 31, 2021:

Expected Credit Losses	2022	2021

Financial assets amortized cost
Securities trading and intermediation	105,179	81,988
Accounts Receivable	34,786	6,531
Other financial assets	51,109	49,666
Total	191,074	138,185
c)    Expected credit losses segregated by products
It is presented below the expected credit losses for 2022 and 2021, segregated by products:

Expected Credit Losses	2022	2021

Financial assets at fair value through other comprehensive income	8,077	7,527
Securities	8,077	7,527
Financial assets amortized cost	239,828	166,647
Securities	2,924	2,497
Securities purchased under agreements to resell	2,681	2,569
Loans and credit card operations	43,149	23,396
Securities trading and intermediation	105,179	81,988
Accounts Receivable	34,786	6,531
Other financial assets	51,109	49,666
Total losses for exposures	247,905	174,174
Off-balance exposures (credit card limits)	6,228	1,014
Other off-balance exposures	15,214	—
Total exposures	269,347	175,188